Components of Consolidated EBIT (Detail) (USD $)	12 Months Ended
Jan. 31, 2014
Consolidation Of Earnings Before Interest And Taxes [Line Items]
3rd fiscal quarter ended October 2013	$ (900,000)
4 th fiscal quarter ended January 2014	(1,227,111)
1 st fiscal quarter ended April 2014	$ (1,696,958)